Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Mar 21, 2013
Document Effective Date	Mar 21, 2013
Prospectus Date	Jan 31, 2013

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	nit18_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit18_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2013